Goodwill and impairment of goodwill - Roll-forward (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill and impairment of goodwill
Goodwill at beginning of period	€ 69,557,000	€ 69,813,000
Exchange differences on goodwill	453,000	(256,000)
Goodwill at end of period	€ 70,010,000	€ 69,557,000